American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2023

Value - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.3%
Aerospace and Defense — 1.7%
L3Harris Technologies, Inc.	58,520	11,456,460
Raytheon Technologies Corp.	268,330	26,285,607
		37,742,067
Automobile Components — 1.3%
BorgWarner, Inc.	306,532	14,992,480
Cie Generale des Etablissements Michelin SCA	414,200	12,252,585
		27,245,065
Automobiles — 0.8%
General Motors Co.	469,274	18,095,205
Banks — 10.8%
Bank of America Corp.	1,399,740	40,158,541
Comerica, Inc.	216,227	9,159,376
JPMorgan Chase & Co.	370,571	53,895,846
PNC Financial Services Group, Inc.	110,140	13,872,133
Prosperity Bancshares, Inc.	182,616	10,314,152
Truist Financial Corp.	755,575	22,931,701
U.S. Bancorp	1,402,485	46,338,104
Wells Fargo & Co.	873,588	37,284,736
		233,954,589
Beverages — 0.4%
Anheuser-Busch InBev SA	155,040	8,787,270
Building Products — 0.4%
Cie de Saint-Gobain	127,300	7,750,834
Capital Markets — 5.1%
Bank of New York Mellon Corp.	779,750	34,714,470
BlackRock, Inc.	16,360	11,307,050
Charles Schwab Corp.	289,630	16,416,229
Invesco Ltd.	1,073,526	18,045,972
Northern Trust Corp.	235,772	17,480,136
State Street Corp.	156,180	11,429,252
		109,393,109
Chemicals — 0.6%
Akzo Nobel NV	154,000	12,589,987
Communications Equipment — 3.7%
Cisco Systems, Inc.	1,156,674	59,846,312
F5, Inc.(1)	136,657	19,987,453
		79,833,765
Consumer Staples Distribution & Retail — 2.5%
Dollar Tree, Inc.(1)	158,480	22,741,880
Koninklijke Ahold Delhaize NV	933,815	31,836,568
		54,578,448
Containers and Packaging — 0.7%
Packaging Corp. of America	119,250	15,760,080
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	2,334,116	37,229,150
Verizon Communications, Inc.	1,318,162	49,022,445
		86,251,595

Electric Utilities — 1.9%
Duke Energy Corp.	239,280	21,472,987
Edison International	294,700	20,466,915
		41,939,902
Electrical Equipment — 1.4%
Emerson Electric Co.	211,313	19,100,582
Signify NV	425,770	11,936,011
		31,036,593
Energy Equipment and Services — 2.5%
Baker Hughes Co.	788,558	24,926,318
Halliburton Co.	363,658	11,997,078
Schlumberger NV	328,826	16,151,933
		53,075,329
Entertainment — 1.4%
Walt Disney Co.(1)	348,850	31,145,328
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class A(1)	129	66,797,490
Berkshire Hathaway, Inc., Class B(1)	113,485	38,698,385
		105,495,875
Food Products — 3.6%
Conagra Brands, Inc.	803,268	27,086,197
Danone SA	312,950	19,178,655
JDE Peet's NV	405,568	12,067,549
Mondelez International, Inc., Class A	278,991	20,349,604
		78,682,005
Gas Utilities — 0.6%
Atmos Energy Corp.	109,174	12,701,303
Ground Transportation — 1.1%
Heartland Express, Inc.	1,427,031	23,417,579
Health Care Equipment and Supplies — 5.2%
GE HealthCare Technologies, Inc.(1)	110,856	9,005,942
Medtronic PLC	766,180	67,500,458
Zimmer Biomet Holdings, Inc.	241,897	35,220,203
		111,726,603
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	189,605	17,930,945
CVS Health Corp.	436,600	30,182,158
Laboratory Corp. of America Holdings	73,980	17,853,593
Universal Health Services, Inc., Class B	100,610	15,873,240
		81,839,936
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	820,700	16,496,070
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	142,730	15,717,046
Household Products — 1.3%
Colgate-Palmolive Co.	142,990	11,015,950
Kimberly-Clark Corp.	119,270	16,466,416
		27,482,366
Industrial Conglomerates — 1.9%
General Electric Co.	243,178	26,713,103
Siemens AG	85,450	14,244,590
		40,957,693
Insurance — 1.5%
Allstate Corp.	186,790	20,367,582
Reinsurance Group of America, Inc.	81,416	11,291,585
		31,659,167

Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(1)	68,310	8,176,707
Leisure Products — 0.7%
Mattel, Inc.(1)	730,850	14,280,809
Machinery — 1.4%
IMI PLC	770,206	16,066,578
Oshkosh Corp.	153,160	13,262,124
		29,328,702
Media — 0.5%
Interpublic Group of Cos., Inc.	271,320	10,467,526
Metals and Mining — 0.7%
BHP Group Ltd.	526,315	15,822,058
Multi-Utilities — 0.5%
Engie SA	676,440	11,264,703
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	200,394	31,531,996
ConocoPhillips	159,883	16,565,478
Devon Energy Corp.	254,760	12,315,098
EQT Corp.	181,511	7,465,547
Exxon Mobil Corp.	499,250	53,544,563
Shell PLC	604,055	18,019,966
TotalEnergies SE	299,924	17,217,024
		156,659,672
Paper and Forest Products — 0.7%
Mondi PLC	1,069,535	16,317,259
Passenger Airlines — 1.0%
Southwest Airlines Co.	593,600	21,494,256
Personal Care Products — 1.4%
Unilever PLC	573,880	29,911,699
Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	418,380	26,755,401
Johnson & Johnson	448,642	74,259,224
Merck & Co., Inc.	191,502	22,097,416
Pfizer, Inc.	1,133,903	41,591,562
Roche Holding AG	67,130	20,506,195
Sanofi	108,980	11,732,324
Teva Pharmaceutical Industries Ltd., ADR(1)	1,308,317	9,851,627
		206,793,749
Residential REITs — 0.5%
Equity Residential	160,460	10,585,546
Retail REITs — 1.9%
Agree Realty Corp.	220,890	14,443,997
Realty Income Corp.	199,850	11,949,031
Regency Centers Corp.	242,140	14,956,988
		41,350,016
Semiconductors and Semiconductor Equipment — 2.7%
Intel Corp.	1,072,602	35,867,811
QUALCOMM, Inc.	148,294	17,652,918
Teradyne, Inc.	35,410	3,942,195
		57,462,924
Software — 0.5%
Oracle Corp. (New York)	99,929	11,900,545
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	137,546	9,669,484

Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	296,505	9,105,668
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	96,160	11,856,528
Tapestry, Inc.	329,072	14,084,282
		25,940,810
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	203,219	19,362,706
TOTAL COMMON STOCKS (Cost $1,566,068,223)		2,101,249,648
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,954	81,954
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $7,876,549), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $7,677,768)		7,674,557
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.875%, 11/15/41 - 5/15/43, valued at $42,444,293), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $41,629,477)		41,612,000
		49,286,557
TOTAL SHORT-TERM INVESTMENTS (Cost $49,368,511)		49,368,511
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,615,436,734)		2,150,618,159
OTHER ASSETS AND LIABILITIES — 0.4%		7,776,249
TOTAL NET ASSETS — 100.0%		$2,158,394,408

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,931,877	AUD	17,810,500	Bank of America N.A.	9/29/23	$38,996
USD	15,615,437	CHF	13,838,010	Morgan Stanley	9/29/23	14,738
USD	40,957,040	EUR	37,329,474	Bank of America N.A.	9/29/23	48,710
USD	79,435,342	EUR	72,466,922	JPMorgan Chase Bank N.A.	9/29/23	20,861
USD	40,960,064	EUR	37,329,474	Morgan Stanley	9/29/23	51,733
USD	37,374,337	GBP	29,412,435	Bank of America N.A.	9/29/23	13,447
						$188,485

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$14,992,480	$12,252,585	—
Beverages	—	8,787,270	—
Building Products	—	7,750,834	—
Chemicals	—	12,589,987	—
Consumer Staples Distribution & Retail	22,741,880	31,836,568	—
Electrical Equipment	19,100,582	11,936,011	—
Food Products	47,435,801	31,246,204	—
Hotels, Restaurants and Leisure	—	15,717,046	—
Industrial Conglomerates	26,713,103	14,244,590	—
Machinery	13,262,124	16,066,578	—
Metals and Mining	—	15,822,058	—
Multi-Utilities	—	11,264,703	—
Oil, Gas and Consumable Fuels	121,422,682	35,236,990	—
Paper and Forest Products	—	16,317,259	—
Personal Care Products	—	29,911,699	—
Pharmaceuticals	174,555,230	32,238,519	—
Other Industries	1,357,806,865	—	—
Short-Term Investments	81,954	49,286,557	—
	$1,798,112,701	$352,505,458	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.